Risks and Financial Instruments - Value of gains (losses) recognized (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ (37.8)	R$ 56.2	R$ (157.2)
Profit or loss [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	230.0	181.5	(72.1)
Profit or loss [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(1.7)	(3.8)	3.2
Profit or loss [member] | Interest rate swaps brl [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(4.0)	12.5	15.9
Profit or loss [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(262.1)	(134.0)	(104.2)
Equity [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(349.0)	(289.4)	(31.4)
Equity [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	0.0		5.3
Equity [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(0.1)	0.2
Equity [member] | Interest rate swaps brl [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	0.0
Equity [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ (349.0)	R$ (289.6)	R$ (36.7)